UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08989
                            Industry Leaders(R) Fund
               (Exact name of Registrant as specified in charter)

                            104 Summit Ave PO Box 80
                              Summit, NJ 07902-0080
               (Address of principal executive offices) (Zip code)

                               Gerald P. Sullivan
                            104 Summit Ave PO Box 80
                              Summit, NJ 07902-0080
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (908) 273 5440

Date of fiscal year end: 6/30

Date of reporting period:03/31/2007

                                    FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Industry Leaders(R) Fund
March 31, 2007 Page 1 of 2

Industry                               Company Name                                         Shares              Value
Advertising                            Omnicom Group Inc.                                      480              49,142
Auto & Truck                           PACCAR Inc.                                             470              34,498
Aerospace & Defense                    General Dynamics Corporation                          4,930             376,652
Air Transport                          United Parcel Service of America, Inc. - Class B      3,225             226,073
Apparel                                VF Corporation                                        1,070              88,403
Auto Parts OEM                         Johnson Controls, Inc.                                1,980             187,348
Banks                                  Bank of America Corporation                          10,630             542,343
Banks                                  JP Morgan Chase & Co.                                11,162             540,018
Banks                                  Wachovia Corporation                                  9,780             538,389
Banks                                  Wells Fargo & Co.                                     9,940             342,234
Beverage (Alcoholic)                   Anheuser-Busch Companies Inc.                         1,690              85,277
Beverage (Soft Drinks)                 Coca-Cola Company                                     4,950             237,600
Biotechnology                          Amgen Inc. (a)                                        3,540             197,815
Building Materials                     Fluor Corporation                                       940              84,337
Building Supplies                      The Home Depot, Inc.                                  6,700             246,158
Cement & Aggregates                    Vulcan Materials Company                                230              26,790
Chemical Basic                         The Dow Chemical Company                              4,460             204,536
Chemical Diversified                   3M Company                                            2,610             199,482
Chemical Specialty                     Praxair, Inc.                                         2,640             166,214
Computer and Peripherals               Hewlett-Packard Company                              13,425             538,880
Computer and Peripherals               International Business Machines Corporation           1,885             177,680
Computer Software & Services           Microsoft Corporation                                19,410             540,957
Computer Software & Services           Oracle Corporation (a)                               13,615             246,840
Data Networking                        Cisco Systems, Inc. (a)                              19,380             494,771
Diversified                            Honeywell International Inc.                          1,130              52,048
Diversified                            United Technologies Corporation                       8,260             536,900
Drugs                                  Merck & Co. Inc.                                      9,890             436,841
Drugs                                  Pfizer Inc.                                          21,375             539,933
Electrical Equipment                   Emerson Electric Co.                                  6,420             276,638
Electrical Equipment                   General Electric Company                             15,275             540,124
Financial Services Diversified         American International Group, Inc.                    8,015             538,768
Financial Services Diversified         American Express Company                              9,620             542,568
Financial Services Diversified         Citigroup Inc.                                       10,491             538,608
Financial Services Diversified         The Hartford Financial Services Group, Inc.           5,650             540,027
Financial Services Diversified         Loews Corporation                                     2,650             120,390
Food Processing                        Archer Daniels Midland Company                       13,530             496,551
Food Wholesalers                       SYSCO Corporation                                     1,665              56,327
Furniture/Home Furnishing              Leggett & Platt, Incorporated                         2,750              62,343
Gold/Silver Mining                     Barrick Gold Corporation                              7,610             217,266
Household Products                     Procter & Gamble Company                              7,090             447,804
Industrial Services                    Cintas Corporation                                    3,270             118,047
Insurance - Life                       MetLife Inc.                                          8,580             541,827
Insurance - Life                       Prudential Financial Inc.                             2,410             217,527

Industry Leaders(R) Fund
Form N-Q
March 31, 2007 Page 2 of 2

Industry                               Company Name                                         Shares             Value
Insurance Property & Casualty          Allstate Insurance Company                            6,885             413,513
Insurance Property & Casualty          Berkshire Hathaway Inc "B" (a)                          149             542,360
Insurance Property & Casualty          The  Travelers Companies, Inc.                       10,370             536,855
Internet                               Google Inc. Class A (a)                                 440             201,590
Machinery                              Deere & Company                                       2,740             297,673
Managed Care                           UnitedHealth Group Incorporated                       9,728             515,292
Medical Supplies                       Abbott Laboratories, Inc.                             6,130             342,054
Medical Supplies                       Johnson & Johnson                                     8,950             539,327
Metal Fabricating                      Illinois Tool Works Inc.                              1,950             100,620
Metals & Mining                        Alcoa Inc.                                            5,380             182,382
Newspaper                              Gannett Co., Inc.                                     2,560             144,102
Oilfield Services                      Schlumberger Limited                                  5,950             411,145
Petroleum Integrated                   ConocoPhillips Company                                7,790             532,447
Petroleum Integrated                   Chevron Corporation                                   7,248             536,062
Petroleum Integrated                   Occidential Petroleum Corporation                     7,400             364,894
Petroleum Integrated                   Exxon Mobil Corporation                               7,118             537,053
Petroleum Producing                    Apache Corporation                                    3,356             237,269
Pharmacy Services                      Walgreen Company                                      5,210             239,087
Publishing                             The McGraw-Hill Companies Inc.                        1,050              66,024
Recreation                             Carnival Corporation                                  4,640             217,430
Restaurant                             McDonald's Corporation                                4,090             184,255
Retail Stores                          Target Corporation                                    3,730             221,040
Retail Stores                          Wal-Mart Stores Inc.                                 11,495             539,690
Securities Brokerage                   The Goldman Sachs Group, Inc.                         1,530             316,144
Securities Brokerage                   Merrill Lynch & Co.                                   6,590             538,205
Semiconductor                          Intel Corporation                                    28,060             536,788
Semiconductor                          Texas Instruments Incorporated                        2,490              74,949
Semiconductor Capital Equipment        Applied Materials, Inc.                               5,110              93,615
Shoe                                   Nike Inc. - Class B                                     550              58,443
Steel General                          Nucor Corporation                                     1,080              70,340
Telecommunications Services            AT&T Inc.                                            13,640             537,825
Telecommunications Services            Verizon Communications Inc.                           7,710             292,363
Thrift                                 Washington Mutual, Inc.                               6,800             274,584
Toiletries/Cosmetics                   The Estee Lauder Companies Inc.                         690              33,707
Water Utilities                        California Water Service Group                          230               8,814

TOTAL COMMON STOCK - 99.81%                                                                                 23,930,915

Money Market Securities (4.0% annual rate 3/31/07)                                                              21,753

TOTAL INVESTMENTS - 99.90%                                                                                  23,952,668

OTHER ASSETS LESS LIABILITIES - 0.10%                                                                           23,250

NET ASSETS                                                                                                  23,975,918

ITEM 2. CONTROLS AND PROCEDURES.

      a. The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

      b. The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By: /S/ GERALD P. SULLIVAN
    ----------------------
    Gerald P. Sullivan
    President and Chief Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ GERALD P. SULLIVAN
    ----------------------
    Gerald  P. Sullivan
    President and Chief Executive Officer

Date: May 30, 2007

INDUSTRY LEADERS(R) FUND

                                  EXHIBIT INDEX

      (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.